Condensed Financial Information of Registrant - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended					1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2013 Subsequent Event USD ($)	May 31, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Jan. 31, 2011 Minimum USD ($)	Dec. 31, 2012 Minimum	Jan. 31, 2011 Maximum USD ($)	Dec. 31, 2012 Maximum	Jan. 31, 2012 6.25% Mandatory convertible subordinated bonds due 2013 USD ($)	Jan. 31, 2011 6.25% Mandatory convertible subordinated bonds due 2013 USD ($)	Jan. 12, 2012 Luxco owned	Dec. 31, 2012 Luxco owned	Dec. 31, 2011 Luxco owned	Feb. 28, 2013 Luxco owned Subsequent Event	Dec. 31, 2012 Nielsen's common stock USD ($)	Mar. 31, 2012 Nielsen's common stock USD ($)	Mar. 26, 2012 Nielsen's common stock	Jan. 31, 2012 Nielsen's common stock USD ($)	Jan. 12, 2012 Luxco and certain Nielsen employees USD ($)
Short-term loan with subsidiaries			$ 6,000,000
Maturity date of short-term loan		December 2013	June 2012
Interest rate of short-term loan		2.99%	3.01%								3.47%		7.70%
Amounts receivable from subsidiary		7,000,000
Net cash payment received associated with the sale of shares of common stock in conjunction with acquisitions made by subsidiaries			5,000,000
Initial public offering	82,142,858
Par value of common stock				€ 0.07
Proceeds from initial public offering, net	1,801,000,000
Underwriting discounts	88,000,000
Common stock, price per share in initial public offering	$ 23.00
Common stock, shares outstanding		362,519,883	359,647,605		276,059,333	276,156,839										195,463,201	236,266,399	270,746,445	195,463,201
Percentage of owned shares																52.00%	65.00%	75.00%	52.00%
Common stock, shares issued		362,733,010	360,107,359																		34,500,000	34,500,000	40,814,883	40,814,883
common stock par value																				$ 30.25	$ 30.25		$ 32.55	$ 32.55
Issuance of Mandatory Convertible Subordinated Bonds														288,000,000	288,000,000
Debt instrument interest rate stated percentage														6.25%	6.25%
Proceeds from issuance of bonds														277,000,000	277,000,000
Underwriter discounts on issue of bonds														11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date														Feb. 01, 2013	Feb. 01, 2013
Bonds converted to common stock										10,416,700		12,499,925
Bond conversion date	Feb. 01, 2013
Conversion rate	$ 50.00
Number of shares issued per bond conversion										1.8116	1.8116	2.1739	2.1739
Threshold appreciation price per share	$ 27.60	$ 27.60
Initial price per share	$ 23.00
Advisory Agreements net proceeds		$ 2,078,000,000
Cash dividend, declared							$ 0.20	$ 0.16	$ 0.16
Cash dividend, date to be Paid							Sep. 11, 2013	Jun. 19, 2013	Mar. 20, 2013
Cash dividend, recorded date							Aug. 28, 2013	Jun. 05, 2013	Mar. 06, 2013